CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net of offering cost		$ 3,462,099
Changes in operating assets and liabilities:
Receivables from brokers, dealers and clearing organizations	$ (579,271,721)
Payables to brokers, dealers and clearing organizations	$ 164,799,238